Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Awards

6. Stock-Based Awards

Stock Option Plans

The Company’s Amended and Restated 2006 Stock Option Plan (the “2006 Plan”) provided for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2006 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or a committee of the board of directors if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. The total number of shares of common stock that could be issued under the 2006 Plan was 1,889,150 shares. Upon closing of the Company’s IPO, 168,221 shares reserved and not then subject to outstanding options were transferred to the 2014 Stock Option and Incentive Plan, and no further awards will be made under the 2006 Plan.

On June 5, 2014, the Company’s stockholders approved the 2014 Stock Option and Incentive Plan (the “2014 Stock Option Plan”), which became effective upon the completion of the IPO of the Company’s shares of common stock in June 2014. The 2014 Stock Option Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, performance-share awards and cash-based awards. The number of shares initially reserved for issuance under the 2014 Stock Option Plan is 2,168,221 shares of common stock and may be increased by the number of shares under the 2006 Plan that are not needed to fulfill the Company’s obligations for awards issued under the 2006 Plan as a result of forfeiture, expiration, cancellation, termination or net issuances of awards thereunder. The number of shares of common stock that may be issued under the plan is also subject to increase on the first day of each fiscal year by the lesser of (i) 4% of the Company’s outstanding shares of common stock as of that date, or (ii) an amount determined by the board of directors.

The Company generally grants stock-based awards with service conditions only (“service-based” awards).

As required by the 2006 Plan and 2014 Stock Option Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as of the date of grant. Prior to the IPO, the value of common stock was determined by the board of directors by taking into consideration its most recently available valuation of common shares performed by management and the board of directors as well as additional factors which might have changed since the date of the most recent contemporaneous valuation through the date of grant.

During the nine months ended September 30, 2014, the Company granted stock options for the purchase of 529,565 shares of common stock, of which options for the purchase of 527,973 shares were granted to employees and options for the purchase of 1,592 shares were granted to a consultant.

2014 Employee Stock Purchase Plan

On June 5, 2014, the Company’s stockholders approved the 2014 Employee Stock Purchase Plan. A total of 265,000 shares of common stock were reserved for issuance under this plan. The 2014 Employee Stock Purchase Plan became effective upon the completion of the IPO of the Company’s shares of common stock. The first offering period commenced on September 1, 2014. The per share purchase price for offerings is equal to the lesser of 85% of the closing market price of the Company’s common stock on the first day or last day of the offering period. As of September 30, 2014, there are 265,000 shares of common stock available for issuance to participating employees under the plan.

Stock Option Valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to nonemployees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

As of September 30, 2014, there were outstanding unvested service-based stock options held by nonemployees for the purchase of 17,513 shares of common stock. Additionally as of September 30, 2014, there were outstanding unvested performance-based stock options held by nonemployees for the purchase of 796 shares of common stock.

Stock-based Compensation

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Nine Months Ended
	September 30,
	2014	2013
Research and development	$259	$109
General and administrative	651	143

	$910	$252

As of September 30, 2014, the Company had an aggregate of $6,224 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 3.4 years.

8. Stock-Based Awards

2006 Stock Option Plan

The Company’s Amended and Restated 2006 Stock Option Plan (the “2006 Plan”) provides for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2006 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years.

Stock options granted under the 2006 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

The total number of shares of common stock that may be issued under the 2006 Plan was 1,889,150 shares as of December 31, 2013, of which 371,244 shares remained available for future grant at December 31, 2013.

The Company generally grants stock-based awards with service conditions only (“service-based” awards).

As required by the 2006 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as determined by the Company as of the date of grant. The Company values its common stock by taking into consideration its most recently available valuation of common shares performed by management and the board of directors as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Stock Option Valuation

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to nonemployees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis (the Company did not grant any stock options to employees or directors during the year ended December 31, 2012):

	Year Ended December 31,
	2011	2013
Risk-free interest rate	1.41%	1.12%
Expected term (in years)	6.25	6.25
Expected volatility	78%	85%
Expected dividend yield	0%	0%

The following table summarizes the Company’s stock option activity since January 1, 2011:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of January 1, 2011	440,301	$0.75	8.5	$216
Granted	475,793	1.57
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2011	916,094	$1.19	8.7	$354
Granted	7,961	1.57
Exercised	(16,069)	0.88
Forfeited	(316,559)	1.57

Outstanding as of December 31, 2012	591,427	$1.00	7.1	$342
Granted	718,903	2.64
Exercised	—
Forfeited	—

Outstanding as of December 31, 2013	1,310,330	$1.88	7.8	$10,185

Options vested and expected to vest as of December 31, 2013	1,310,330	$1.88	7.8	$10,185

Options exercisable as of December 31, 2013	657,317	$1.26	6.6	$5,543

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised was $12 during the year ended December 31, 2012. No stock options were exercised during the years ended December 31, 2011 or 2013.

The Company received cash proceeds from the exercise of stock options of $13 during the year ended December 31, 2012.

The weighted average grant-date fair value of stock options granted to employees and directors during the years ended December 31, 2011 and 2013 was $1.07 and $1.83 per share, respectively. The Company did not grant stock options to employees or directors in 2012. The grant of stock options in 2012 was to a consultant.

As of December 31, 2013, there were outstanding unvested service-based stock options held by nonemployees for the purchase of 17,513 shares of common stock. Additionally as of December 31, 2013, there were outstanding unvested performance-based stock options held by nonemployees for the purchase of 796 shares of common stock.

Restricted Common Stock

The 2006 Plan provides for the award of restricted stock. The Company has granted restricted common stock with time-based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award.

The table below summarizes the Company’s restricted stock activity since January 1, 2011:

	Shares	Weighted Average Grant- Date Fair Value
Unvested restricted common stock as of January 1, 2011	38,481	$0.82
Issued	—	—
Vested	(13,933)	0.75
Forfeited	—	—

Unvested restricted common stock as of December 31, 2011	24,548	$0.82
Issued	—	—
Vested	(13,933)	0.75
Forfeited	—	—

Unvested restricted common stock as of December 31, 2012	10,615	$0.82
Issued	—	—
Vested	(3,980)	0.75
Forfeited	(6,635)	0.82

Unvested restricted common stock as of December 31, 2013	—	—

The aggregate intrinsic value of restricted stock awards is calculated as the difference between the grant-date fair value of the restricted stock awards and the fair value of the Company’s common stock. The aggregate intrinsic value of restricted stock awards that vested during each of the years ended December 31, 2011, 2012 and 2013 was $22, $22 and $38, respectively. As of December 31, 2013, there were no unvested restricted stock awards subject to repurchase.

Stock-based Compensation

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Year Ended December 31,
	2011	2012	2013
Research and development	$30	$68	$176
General and administrative	50	53	219

	$80	$121	$395

As of December 31, 2013, the Company had an aggregate of $1,334 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 3.6 years.